OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
OTHER LIABILITIES	OTHER LIABILITIES
The Company has multiple office leases, maintenance vehicle leases and office equipment leases. Tricon has 16 leases for office space with fixed lease terms ranging from one to ten years remaining, along with 262 maintenance vehicles under five-year leases in connection with its property management operations.

The carrying value of the Company's lease obligations is as follows:

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Balance, beginning of year	$30,792	$6,403
Addition of lease obligation(1)	4,619	25,887
Interest expense	1,303	968
Cash payments	(3,070)	(2,466)
Balance, end of year	$33,644	$30,792

Current portion of lease obligations (Note 12)	$3,609	$1,834
Non-current portion of lease obligations	$30,035	$28,958
(1) The additions included $2,681 from new office leases, which commenced during the year ended December 31, 2022 (2021 - $21,638).

As at December 31, 2022, the carrying value of the Company's lease obligations was $33,644 (December 31, 2021 - $30,792) and the carrying value of the right-of-use assets was $28,750 (December 31, 2021 - $28,269). During the year ended December 31, 2022, the Company incurred depreciation expense of $4,463 (2021 - $3,585) on the right-of-use assets.
The present value of the minimum lease payments required for the leases over the next five years and thereafter is as follows:

(in thousands of U.S. dollars)
2023	5,267
2024	5,363
2025	5,037
2026	4,707
2027	3,939
2028 and thereafter	15,534
Minimum lease payments obligation	39,847
Imputed interest included in minimum lease payments	(6,203)
Lease obligations	$33,644

The current portion of lease obligations is included in amounts payable and accrued liabilities, and the non-current portion of lease obligations is classified as other liabilities.